RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Salaries, wages, and other benefits	$ 2,800	$ 2,337
Bonuses	787	1,311
Share-based compensation	7,487	9,736
Key management personnel compensation	$ 11,074	$ 13,384